BASIS OF PREPARATION (Details)	Aug. 01, 2024
Enbridge Inc.'s Interests In Alliance, Aux Sable, And NRGreen Joint Ventures | Aux Sable's U.S. Operations
Disclosure of joint ventures [line items]
Percentage of equity interest, remaining amount acquired	14.60%